Share Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Oct. 27, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to the non-vested options	$ 766,000	$ 1,200,000	$ 197,000
Expected weighted-average period	1.89
Share Based Compensation (Textual) [Abstract]
Common stock, shares authorized	20,000,000			15,000,000
Common stock, shares issued	2,272,210
Share-based compensation expense	25,100,000	6,400,000	3,100,000
Estimated future forfeiture rate	0.00%
Fully vested common stock shares	40,305
Shares Issued	27,099
Shares Vested	94,044
Stock Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value for outstanding options	12,300,000
Weighted average remaining contract life	6.12
Total unrecognized compensation cost related to the non-vested options	$ 9,200,000	$ 10,400,000	$ 816,000
Expected weighted-average period	1.29